Annual Total Returns - Fidelity Flex Freedom Blend 2020 Fund [BarChart] - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2020 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2020 Fund
Bar Chart Table:
Annual Return 2018	(4.57%)
Annual Return 2019	18.28%
Annual Return 2020	13.84%